Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Schedule of Disaggregates Revenue by Type of Services

The following table disaggregates revenue by type of services for the years ended December 31, 2022, 2023 and 2024. All the services provided are recognized at a point in time.

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Integrated IPO financial printing services	16,160,234	34,035,637	32,789,688	4,221,287
Non-IPO financial printing services:
Annual reports	48,860,524	53,021,533	41,608,778	5,356,641
Circulars	10,230,010	8,694,347	8,029,862	1,033,750
Others	21,707,126	19,533,696	21,392,075	2,753,978
Total non-IPO services	80,797,660	81,249,576	71,030,715	9,144,369
Total	96,957,894	115,285,213	103,820,403	13,365,656

Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories

The following table sets forth a breakdown of revenue, cost of revenue and gross profit margin by major categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31, 2022
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Revenue from Integrated IPO financial printing services	16,160,234	14,978,792	1,181,442	7.3%
Revenue from non-IPO financial printing services	80,797,660	58,868,370	21,929,290	27.1%
Total	96,957,894	73,847,162	23,110,732	23.8%

	For the years ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Revenue from Integrated IPO financial printing services	34,035,637	12,830,143	21,205,494	62.3%
Revenue from non-IPO financial printing services	81,249,576	55,444,139	25,805,437	31.8%
Total	115,285,213	68,274,282	47,010,931	40.8%

	For the years ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit	Gross profit margin
	HK$	HK$	HK$	US$	%
Revenue from Integrated IPO financial printing services	32,789,688	11,072,563	21,717,125	2,795,824	66.2%
Revenue from non-IPO financial printing services	71,030,715	50,355,601	20,675,114	2,661,678	29.1%
Total	103,820,403	61,428,164	42,392,239	5,457,502	40.8%